N-2	Dec. 31, 2024
Cover [Abstract]
Entity Central Index Key	0001818416
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	FIRST EAGLE CREDIT OPPORTUNITIES FUND
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

On September 4, 2025, the Board of Trustees (the “Board”) of the Fund approved certain changes to the Fund’s investment strategy as described in this Supplement.

The Fund invests, under normal market conditions, at least 80% of its Managed Assets (as defined in the Prospectus) in a credit portfolio of below investment grade credit assets. There are no changes to this 80% requirement. There also are no changes to the Fund’s investment objectives. The Fund’s primary investment objective continues to be to provide current income, with a secondary objective of providing long-term risk-adjusted returns. The Fund will, however, have a broader investment focus going forward.

The Fund historically has focused its investments on credit assets with direct exposure to the corporate borrowers, including syndicated bank loans, middle market “club” loans (senior secured loans in middle market companies funded by an arranged group of lenders that generally do not involve syndication), direct lending (consisting of first lien loans, including unitranche loans), asset-based loans, and high-yield bonds (commonly referred to as “junk” bonds). The Fund expects to broaden its investment program to include additional types of asset-based loans (i.e., beyond those emphasized to date), such as consumer and mortgage-related credit, as well as structured credit investments, including asset-backed securities (ABS), mortgage-backed securities (MBS), collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs). In addition, while the Fund will continue to invest in “senior secured” assets, it will no longer be subject to a commitment to invest primarily in such assets.

These investment strategy changes are intended to broaden the Fund’s investment focus, allowing for greater diversification across credit asset types while seeking to capitalize on credit inefficiencies across both corporate and consumer markets. These changes also have the potential to support more stable income distributions and improved risk-adjusted investment returns.

First Eagle Alternative Credit, LLC’s (the “Subadviser”) portfolio managers serving the Fund also will change in connection with these investment strategy changes. Effective immediately, Jon Dorfman, Rajesh Agarwal, Robert O’Brien, Mohammed El Khazzar, Serhan Secmen and Noelle Sisco (collectively, the “new portfolio managers”) will join Michelle Handy and Brian Murphy as the portfolio managers of the Subadviser that are primarily responsible for the day-to-day management of the Fund. The new portfolio managers will become employees of the Subadviser while also continuing to serve in various investment management and executive roles at Napier Park Global Capital (US) LP (“Napier Park”). Both the Subadviser and Napier Park are wholly owned subsidiaries of First Eagle Investment Management, LLC (the “Adviser”). Mr. Dorfman serves as Chief Investment Officer for both the Subadviser and Napier Park. Full biographies for each of the Fund’s portfolio managers are included below.

While changes to the team and expansion of asset types will occur, the process of evaluating and selecting investments will remain substantially unchanged but will be adapted to the additional types of investments.

Repositioning of the portfolio to reflect these changes is anticipated to be implemented over time, with complete repositioning expected in the latter half of 2026.

Risk Factors [Table Text Block]

Additional Principal Risks

The following risk factors associated with these investment strategy changes are added as principal risks:

●	Structured Investments Risk

The Fund may invest in structured products, including, structured notes, credit-linked notes and other types of structured products. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indexes and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) are generally influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured products owned by the Fund. Structured products generally entail risks associated with derivative instruments.

●	Mortgage Loan Risk

The Fund will invest in mortgage loans, which are subject to risks of delinquency, foreclosure, and risk of loss. In the event of a borrower’s default, the Fund’s profitability will suffer a material adverse effect to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan.

●	Mortgage-Related and Asset-Backed Instruments Risk

Mortgage-related and other asset-backed instruments represent interests in “pools” of mortgages or other assets held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments.

Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these instruments and potentially causing the Fund to lose money. The Fund’s investments in other asset-backed instruments are subject to risks similar to those associated with mortgage-related assets, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed instruments may be largely dependent upon the cash flows generated by the assets backing the instruments, and asset-backed instruments may not have the benefit of any security interest in the related assets.

The Fund expects that investments in subordinate mortgage-backed and other asset-backed instruments will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities mortgage-backed and other asset-backed instruments are also subject to greater credit risk than those mortgage-backed or other asset-backed instruments that are more highly rated.

The mortgage markets have experienced extreme difficulties in the past that adversely affected the performance and market value of mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

●	Privately-Issued Mortgage-Related Securities Risk

There are no direct or indirect government or agency guarantees of payments in pools created by non-governmental issuers. Privately-issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.

Privately-issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

●	Collateralized Debt Obligations Risk

In addition to the typical risks associated with fixed-income securities and asset-backed securities, CDOs, including CLOs, carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

●	Collateralized Loan Obligations Risk

The risks of investing in CLOs depend largely on the type of the collateral securities and the tranche of the CLO. In stressed market conditions, it is possible that even senior CLO debt tranches could experience losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CLO securities as an asset class. To the extent that the Fund invests in CLO tranches rated below AAA, the risks of investing in CLOs will be greater. To the extent that the Fund invests in unrated CLO tranches, the Fund’s ability to achieve its investment objective will be more dependent on the Subadviser’s credit analysis than would be the case when the Fund invests in rated CLO tranches.

Further, interest on certain tranches of a CLO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments. The Subadviser may not be able to accurately predict how specific CLOs or the portfolio of underlying loans or bonds for such CLOs will perform based on financial models or react to changes or stresses in the market, including changes in interest rates.

CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Some unrated CLO securities may not have an active trading market or may be difficult to value. Additionally, when the Fund purchases a newly issued CLO security in the primary market (rather than from the secondary market), there often may be a delayed settlement period. During a delayed settlement period, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLO securities at a price and time the Fund deems advantageous may be impaired. CLO securities are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO security.

Structured Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Structured Investments Risk

The Fund may invest in structured products, including, structured notes, credit-linked notes and other types of structured products. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indexes and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) are generally influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured products owned by the Fund. Structured products generally entail risks associated with derivative instruments.

Mortgage Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Mortgage Loan Risk

The Fund will invest in mortgage loans, which are subject to risks of delinquency, foreclosure, and risk of loss. In the event of a borrower’s default, the Fund’s profitability will suffer a material adverse effect to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan.

Mortgage-Related and Asset-Backed Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Mortgage-Related and Asset-Backed Instruments Risk

Mortgage-related and other asset-backed instruments represent interests in “pools” of mortgages or other assets held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments.

Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these instruments and potentially causing the Fund to lose money. The Fund’s investments in other asset-backed instruments are subject to risks similar to those associated with mortgage-related assets, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed instruments may be largely dependent upon the cash flows generated by the assets backing the instruments, and asset-backed instruments may not have the benefit of any security interest in the related assets.

The Fund expects that investments in subordinate mortgage-backed and other asset-backed instruments will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities mortgage-backed and other asset-backed instruments are also subject to greater credit risk than those mortgage-backed or other asset-backed instruments that are more highly rated.

The mortgage markets have experienced extreme difficulties in the past that adversely affected the performance and market value of mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Privately-Issued Mortgage-Related Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Privately-Issued Mortgage-Related Securities Risk

There are no direct or indirect government or agency guarantees of payments in pools created by non-governmental issuers. Privately-issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.

Privately-issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Collateralized Debt Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Collateralized Debt Obligations Risk

In addition to the typical risks associated with fixed-income securities and asset-backed securities, CDOs, including CLOs, carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Collateralized Loan Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Collateralized Loan Obligations Risk

The risks of investing in CLOs depend largely on the type of the collateral securities and the tranche of the CLO. In stressed market conditions, it is possible that even senior CLO debt tranches could experience losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CLO securities as an asset class. To the extent that the Fund invests in CLO tranches rated below AAA, the risks of investing in CLOs will be greater. To the extent that the Fund invests in unrated CLO tranches, the Fund’s ability to achieve its investment objective will be more dependent on the Subadviser’s credit analysis than would be the case when the Fund invests in rated CLO tranches.

Further, interest on certain tranches of a CLO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments. The Subadviser may not be able to accurately predict how specific CLOs or the portfolio of underlying loans or bonds for such CLOs will perform based on financial models or react to changes or stresses in the market, including changes in interest rates.

CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Some unrated CLO securities may not have an active trading market or may be difficult to value. Additionally, when the Fund purchases a newly issued CLO security in the primary market (rather than from the secondary market), there often may be a delayed settlement period. During a delayed settlement period, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLO securities at a price and time the Fund deems advantageous may be impaired. CLO securities are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO security.